Cash and Restricted Cash (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Cash and Cash Equivalents [Abstract]
Cash	$ 8,111,409	$ 6,388,978	$ 4,005,213
Restricted cash	1,470,486	$ 2,192,201	2,809,573
Total cash and restricted cash presented in the consolidated statement of cash flows	$ 9,581,895		$ 6,814,786